Submission	Aug. 03, 2026
Submission [Line Items]
Central Index Key	0001379400
Registrant Name	abrdn Total Dynamic Dividend Fund
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES